Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases
10.	Leases

The Company`s leases include offices worldwide, as well as car leases, which are all classified as operating leases. Certain leases include renewal options that are under the Company`s sole discretion. The renewal options were included in the ROU and liability calculation if it was reasonably certain that the Company will exercise the option.

For short-term leases with a term of 12 months or less, operating lease ROU assets and liabilities are not recognized and the Company records lease payments in the Consolidated Statements of Operations on a straight-line basis over the lease term.

The components of lease expense and supplemental cash flow information related to leases for the years ended December 31, 2020, 2021 and 2022 were as follows:

	Year ended December 31,
	2020	2021	2022
Components of lease expenses
Operating lease cost	$1,023	$1,406	$3,318
Short-term lease	$66	$51	$462
Total lease expenses	$1,089	$1,457	$3,780

	Year ended December 31,
	2020	2021	2022
Supplemental cash flow information
Cash paid for amounts included in the measurement of lease liabilities	$1,017	$1,015	$2,212

Supplemental non-cash information related to lease liabilities from obtaining ROU assets	$3,734	$17,329	$2,862

For the year ended December 31, 2021 and 2022, the weighted average remaining lease term is 9.1 and 8.04 years, respectively and the weighted average discount rate is 3.29 percent and 3.82 percent, respectively. The discount rate was determined based on the estimated collateralized borrowing rate of the Company, adjusted to the specific lease term and location of each lease.
Maturities of lease liabilities as of December 31, 2022 were as follows:

December 31, 2022
(in thousands)
Year Ending December 31,
2023	$3,260
2024	3,024
2025	2,674
2026	2,653
2027	2,185
Thereafter	7,830
Total operating lease payments	$21,626
Less: imputed interest	1,802
Total	$19,824